Loans - Schedule of Convertible Loans Agreements (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Convertible Loan Agreement [Abstract]
As of January 1	$ 5,294,970
Gross proceeds at disbursement date	2,782,415
Embedded derivative, separated	(484,166)
Carrying amount at initial recognition	7,593,219
Repayment in cash	(317,821)
Converted principal amount	(8,029,424)
Amortization	597,269
Exchange differences	156,757
Convertible loan balance at December 31